Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of composition of assets grouped by major classification
	December 31,
	2019	2018

Cost:
Computers and electronic equipment	$3,531	$3,122
Office furniture and equipment	361	294
Leasehold improvements	264	169

	4,156	3,585
Accumulated depreciation:
Computers and electronic equipment	2,325	1,640
Office furniture and equipment	121	93
Leasehold improvements	41	20

	2,487	1,753

	$1,669	$1,832